Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities [Line Items]
Balance	$ 2,667
Revaluation during the year	(974)
Reclassification of warrants (see Note 11)	(1,693)
Balance
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities [Line Items]
Balance	2,667
Revaluation during the year	(974)
Reclassification of warrants (see Note 11)	(1,693)
Balance